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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HarbourVest Partners LLC
Address: One Financial Center, 44th Floor
         Boston, MA 02110

Form 13F File Number: 28-14156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Martha D. Vorlicek
Title:   Managing Director
Phone:   617-348-3709

Signature, Place, and Date of Signing:

Martha D. Vorlicek       Boston, MA     2/13/13
--------------------  ----------------  --------
   [Signature]         [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                   FORM 13F

                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 23
Form 13F Information Table Value Total: $77,216
                                        (thousands)

List of Other Included Managers: "NONE"

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number    Name
----  ----------------------  ----
28-   14156

[Repeat as necessary.]

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
                                                      12/31/2012
                                                        Value    Shares/PRN                 Investment  Other   Voting Authority
Name of Issuer               Title of Class   CUSIP    (x$1000)    Amount   SH/PRN PUT/CALL Discretion Managers       Sole
--------------               -------------- --------- ---------- ---------- ------ -------- ---------- -------- ----------------
Angie's List                     Common     034754101    1,110      92,554    SH               Sole      n/a           x
Atricure, Inc.                   Common     04963C209      128      18,612    SH               Sole      n/a           x
E-Commerce China
 Dangdang                        Common     26833A105      953     229,554    SH               Sole      n/a           x
Facebook, Inc.                   Common     30303M102   26,285     987,414    SH               Sole      n/a           x
Fidelity National
 Information Services, Inc.      Common     31620M106    2,548      73,199    SH               Sole      n/a           x
GreenDot Corp.                   Common     39304D102      747      61,201    SH               Sole      n/a           x
Pactera Technology
 International Ltd.              ADR        695255109      626      78,870    SH               Sole      n/a           x
HomeAway                         Common     43739Q100    1,368      62,161    SH               Sole      n/a           x
MaxLinear                        Common     57776J100      503     100,216    SH               Sole      n/a           x
PharmaAthene, Inc.               Common     71714G102      321     286,780    SH               Sole      n/a           x
RPX Corporation                  Common     74972G103    1,570     173,699    SH               Sole      n/a           x
Select Medical Corp.             Common     81619Q105    1,103     116,942    SH               Sole      n/a           x
Solazyme, Inc.                   Common     83415T101      845     107,555    SH               Sole      n/a           x
Splunk, Inc.                     Common     848637104    1,839      63,378    SH               Sole      n/a           x
Synchronoss Technologies         Common     87157B103      585      27,736    SH               Sole      n/a           x
Tangoe, Inc.                     Common     87582Y108      197      16,583    SH               Sole      n/a           x
TeleNav, Inc.                    Common     879455103      294      36,800    SH               Sole      n/a           x
Thermon Group Holdings,
 Inc.                            Common     88362T103    3,727     165,415    SH               Sole      n/a           x
Ubiquity Networks, Inc.          Common     90347A100      251      20,646    SH               Sole      n/a           x
Vocera Communications            Common     92857F107      547      21,776    SH               Sole      n/a           x
Whole Foods Market               Common     966837106    8,859      97,185    SH               Sole      n/a           x
Envivio                          Common     29413T106    6,188   3,639,939    SH               Sole      n/a           x
PartnersRe                       Common     G6852T105   16,623     206,518    SH               Sole      n/a           x
                                                        ------
                                                TOTAL   77,216
                                                        ======